PROPERTY, PLANT AND EQUIPMENT - Disclosure of Detailed Information About Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 449,237
Property, plant and equipment at end of period	451,335	$ 449,237
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	993,453	752,273
Additions	69,633	80,500
Acquisition of Jerritt Canyon		175,727
Reclassification to asset held-for-sale	(115,465)
Transfers and disposals	(4,689)	(15,047)
Property, plant and equipment at end of period	942,932	993,453
Accumulated depreciation, amortization and impairment reversal [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(544,216)	(494,053)
Depreciation and amortization	(56,228)	(49,959)
Impairment	(1,742)
Impairment reversal	3,076
Reclassification to asset held-for-sale	(103,640)
Transfers and disposals	(3,873)	(1,877)
Loss on disposal of equipment		(2,081)
Property, plant and equipment at end of period	(491,597)	(544,216)
Land and buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	97,878
Property, plant and equipment at end of period	100,259	97,878
Land and buildings [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	244,957	199,329
Additions	0	34
Acquisition of Jerritt Canyon		32,992
Reclassification to asset held-for-sale	(30,903)
Transfers and disposals	23,192	12,602
Property, plant and equipment at end of period	237,246	244,957
Land and buildings [Member] | Accumulated depreciation, amortization and impairment reversal [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(147,079)	(133,156)
Depreciation and amortization	(12,016)	(13,923)
Impairment	(1,742)
Impairment reversal	3,076
Reclassification to asset held-for-sale	(20,774)
Transfers and disposals	0	0
Loss on disposal of equipment		0
Property, plant and equipment at end of period	(136,987)	(147,079)
Machinery and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	249,583
Property, plant and equipment at end of period	264,280	249,583
Machinery and Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	624,462	468,624
Additions	5,038	2,974
Acquisition of Jerritt Canyon		137,219
Reclassification to asset held-for-sale	(82,275)
Transfers and disposals	47,783	15,645
Property, plant and equipment at end of period	595,008	624,462
Machinery and Equipment [Member] | Accumulated depreciation, amortization and impairment reversal [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(374,879)	(343,379)
Depreciation and amortization	(40,419)	(33,137)
Impairment	0
Impairment reversal	0
Reclassification to asset held-for-sale	(80,964)
Transfers and disposals	(3,606)	(1,637)
Loss on disposal of equipment		0
Property, plant and equipment at end of period	(330,728)	(374,879)
Assets under construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	90,451
Property, plant and equipment at end of period	73,927	90,451
Assets under construction [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	90,451	55,669
Additions	64,088	77,151
Acquisition of Jerritt Canyon		4,337
Reclassification to asset held-for-sale	(176)
Transfers and disposals	(80,436)	(46,706)
Property, plant and equipment at end of period	73,927	90,451
Assets under construction [Member] | Accumulated depreciation, amortization and impairment reversal [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Depreciation and amortization	0	0
Impairment	0
Impairment reversal	0
Reclassification to asset held-for-sale	0
Transfers and disposals	0	0
Loss on disposal of equipment		0
Property, plant and equipment at end of period	0	0
Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	11,325
Property, plant and equipment at end of period	12,869	11,325
Other [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	33,583	28,651
Additions	507	341
Acquisition of Jerritt Canyon		1,179
Reclassification to asset held-for-sale	(2,111)
Transfers and disposals	4,772	3,412
Property, plant and equipment at end of period	36,751	33,583
Other [Member] | Accumulated depreciation, amortization and impairment reversal [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(22,258)	(17,518)
Depreciation and amortization	(3,793)	(2,899)
Impairment	0
Impairment reversal	0
Reclassification to asset held-for-sale	(1,902)
Transfers and disposals	(267)	(240)
Loss on disposal of equipment		(2,081)
Property, plant and equipment at end of period	$ (23,882)	$ (22,258)